FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gain (loss) from the change:
Increase of 5% in exchange rate	$ (395)	$ (307)
Increase of 10% in exchange rate	(791)	(615)
Decrease of 5% in exchange rate	395	307
Decrease of 10% in exchange rate	$ 791	$ 615